Select Class Shares | SA International Small Company Fund
SA International Small Company Fund

SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	(together, the “SA Funds”)

Supplement dated December 15, 2017 to the
Prospectus dated October 29, 2017

This Supplement amends information in the Select Class Shares Prospectus of the SA Funds –Investment Trust (“Trust”), dated October 29, 2017. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective January 1, 2018, the Board of Trustees of the Trust approved a lowering of the management fee and an amendment to the fee waiver and/or expense reimbursement for certain Funds of the Trust. As a result of these changes, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 6-7, 11-12, 15, 18-19, 21-22, 25-26, 30 and 34 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

SA International Small Company Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.25%
Shareholder servicing fee	0.05%
Other expenses	0.26%
Acquired fund fees and expenses	0.53%
Total annual Select Class operating expenses	1.09%
Fee waiver and/or expense reimbursement[1]	(0.05)%
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	1.04%

* Management fees in the fee table above have been restated to reflect current fees.
[1] The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.55%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$106	$331	$578	$1,307

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195

FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Select Class Shares SA International Small Company Fund Class S USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Select Class Shares SA International Small Company Fund Class S
Management fees	0.25%	[1]
Shareholder servicing fee	0.05%
Other expenses	0.26%
Acquired fund fees and expenses	0.53%
Total annual Select Class operating expenses	1.09%
Fee waiver and/or expense reimbursement	(0.05%)	[2]
Total annual Select Class operating expenses after fee waiver and/or expense reimbursement	1.04%
[1]	Management fees in the fee table above have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses with the effect that: (1) the Select Class shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are 0.20% lower than the Investor Class shares' total annual operating expense ratio after fee waiver and/or expense reimbursement; and (2) the Select Class shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.55%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. Investor Class shares are not available through this Prospectus.

Expense Example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Select Class Shares | SA International Small Company Fund | Class S | USD ($)	106	331	578	1,307